RETIREMENT BENEFIT OBLIGATION	12 Months Ended
Dec. 31, 2023
Disclosure of employee benefits [Abstract]
RETIREMENT BENEFIT OBLIGATION
26	RETIREMENT BENEFIT OBLIGATION

The Group subsidises the medical aid contributions of certain retired employees and has an obligation to subsidise contributions of certain current employees when they reach retirement. In prior periods, the Group undertook to offer pensioners a voluntary benefit in lieu of their current medical subsidy in order to close out the liability on the statement of financial position. The proposed offer had three options, namely an annuity offer, a cash offer or to remain in the scheme. A number of employees chose the annuity and cash offer. The provision has been calculated on the remaining individuals in the scheme.

The risks typically faced by the Group as a result of the post-retirement medical aid are risks relating to inflation, longevity, future changes in legislation, future changes in tax environment, perceived inequality by non-eligible employees, administration of fund and enforcement of eligibility criteria and rules.

During December 2023

and 2022
, a valuation was performed by Alexander Forbes. Apart from paying costs of entitlement, the Group is not liable to pay additional contributions in the case the fund does not hold sufficient assets. In that case, the fund would take other measures to restore solvency.

The amounts recognised in the annual financial statements in this respect are as follows:

	2023	2022
	US$’000	US$’000

Recognised liability at beginning of the year	1,397	1,613

Recognised in profit or loss in the current year	146	159
Interest on obligation	146	159

Recognised in other comprehensive income in the current year
Actuarial loss (gain)	16	(156)
Translation	(118)	(101)
Employer payments	(122)	(118)

Present value of unfunded obligation recognised as a liability at end of year	1,319	1,397

Analysis between:
Current portion	125	125
Non-current portion	1,194	1,272
	1,319	1,397

The principal actuarial assumptions applied in the determination of fair values include:
Health care cost inflation	7.8%	7.8%
Discount rate	12.0%	11.9%
CPI inflation	6.3%	6.3%
Continuation at retirement	100.0%	100.0%

	2023				2022
	Increase				Increase
	(Decrease)				(Decrease)

Health care cost inflation	7.8%		(6.9	) %	8.5%	(7.5	) %
Discount rate	(7.0	) %	8.0%		8.1%	(7.1	) %

The sensitivity analysis presented above may not be representative of the actual change in the obligation as it is unlikely that the above change in assumptions would occur in isolation of one another.

There was no change in the methods and assumptions used in preparing the sensitivity analysis from the prior year. The average duration of the benefit obligation as at 31 December 2023 is 9 years (31 December 2022: 9 years and 2021: 10 years).

	2023	2022
	US$’000	US$’000

Present value of unfunded obligations	1,319	1,397
Present Value of obligations in excess of plan assets	1,319	1,397

Accounting policy

Payments to defined contribution retirement benefit plans are charged as an expense when employees have rendered the services entitling them to the contributions.  Payments made to state-managed retirement benefit schemes, such as the Singapore Central Provident Fund, and South African defined contribution provident funds, are dealt with as payments to defined contribution plans where the Group’s obligations under the plans are equivalent to those arising in a defined contribution retirement benefit plan.

For defined benefit retirement benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out at the end of each annual reporting period.

Remeasurement, comprising actuarial gains and losses, the effect of the changes to the asset ceiling (if applicable) and the return on plan assets (excluding interest), is reflected immediately in the statement of financial position with a charge or credit recognised in OCI in the period in which they occur. Remeasurement recognised in OCI is reflected immediately in retained earnings and will not be reclassified to profit or loss. Past service cost is recognised in profit or loss in the period of a plan amendment. Net interest is calculated by applying the discount rate at the beginning of the period to the net defined benefit liability or asset.

Defined benefit costs are categorised as follows:
•	service cost (including current service cost, past service cost, as well as gains and losses on curtailments and settlements);
•	net interest expense or income; and
•	remeasurement

The Group presents the first two components of defined benefit costs in profit or loss in the line item ‘Administrative expense’.  Net interest income is recognised within interest income (Note 32).

The retirement benefit obligation recognised in the consolidated statement of financial position represents the actual deficit or surplus in the Group’s defined benefit plans. Any surplus resulting from this calculation is limited to the present value of any economic benefits available in the form of refunds from the plans or reductions in future contributions to the plans.